Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income	$ 1,339,008	$ 1,077,392	$ 810,227
Non-cash adjustments:
Depreciation of property, plant and equipment	19,784	3,855	1,377
Non-cash operating lease expense	44,904	46,979	60,107
Allowance for expected credit loss	6,937	44,765	335
Increase (Decrease) In:
Accounts receivable	(259,743)	(350,767)	(285,640)
Deposits and prepayment	(78,278)	(6,028)	(146,442)
Deposits and prepayment – related party		(169,834)
Contract assets	(356,110)	(120,380)	(71,910)
Accounts payable	(1,952,070)	1,290,186	344,664
Accounts payable – related party	1,627,269	(175,479)	175,479
Other payables and accrued liabilities	(98,002)	320,152	(5,415)
Contract liabilities			(24,157)
Tax payables	69,228	102,896	(13,975)
Operating lease liabilities	(36,838)	(41,906)	(61,605)
Net cash provided by operating activities	326,089	2,021,831	783,045
Cash flows used in investing activities:
Purchases of property, plant and equipment	(592,585)	(7,455)	(9,247)
Net cash used in investing activities	(592,585)	(7,455)	(9,247)
Cash flows (used in) provided by financing activities:
Dividends paid		(1,474,359)	(1,244,502)
Payment of offering costs	(1,871,824)	(543,620)
Prepayment for financing services	(897,436)
Deposit paid to a director	(600,000)
Payment of offering costs related to ELOC	(10,000)
Net proceeds from initial public offering after deduction of transaction cost	5,379,500
Net advance from a director	8,586
Net cash (used in) provided by financing activities	2,008,826	(2,017,979)	(1,244,502)
Net (decrease) increase in cash and cash equivalents	1,742,330	(3,603)	(470,704)
Cash and cash equivalents at beginning of year	554,132	557,735	1,028,439
Cash and cash equivalents at end of year	2,296,462	554,132	557,735
Supplemental Disclosure of Cash Flow Information
Interest received	63,175	3,481	108
Income tax paid	(154,581)	(89,356)	(140,536)
Non-cash investing and financing activities
Dividends declared and offset against amount due from a director			226,484
Capital injection from a shareholder offset against dividends payable			126,923
Right-of-use assets obtained in exchange for new operating lease obligations	40,789	123,162	56,747
Accrual of offering costs		762,821
Ordinary shares issued for settlement of deferred financing costs	$ 364,286